                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED SEPTEMBER 15, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                             CLASS A, B AND C SHARES OF:


     MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND,
   MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL
    ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS
                 FUND, MUNDER FRAMLINGTON HEALTHCARE FUND AND
                 MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND



                       CLOSING OF MUNDER MID-CAP GROWTH FUND

The Mid-Cap Growth Fund is no longer available.

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED SEPTEMBER 15, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS K SHARES OF:


     MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER
     MICRO-CAP EQUITY FUND, MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP
     VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER
   FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER
     TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER
            CASH INVESTMENT FUND, MUNDER TAX-FREE MONEY MARKET FUND AND
                      MUNDER U.S. TREASURY MONEY MARKET FUND



                       CLOSING OF MUNDER MID-CAP GROWTH FUND

The Mid-Cap Growth Fund is no longer available.

                                  THE MUNDER FUNDS
                         SUPPLEMENT DATED SEPTEMBER 15, 1998
                        TO PROSPECTUS DATED OCTOBER 29, 1997
                                 CLASS Y SHARES OF:


     MUNDER ACCELERATING GROWTH FUND, MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND,
 MUNDER MID-CAP GROWTH FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER REAL ESTATE
   EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND,
  MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL
     BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TRIPLE TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE
    BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT FUND,
       MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY MARKET FUND AND
                    MUNDER U.S. TREASURY MONEY MARKET FUND



                       CLOSING OF MUNDER MID-CAP GROWTH FUND

The Mid-Cap Growth Fund is no longer available.